17. Intangible assets (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets - book values	R$ 325,381	R$ 325,381
Intangible assets - book value - UGC	3,615,949	(275,500)
Intangible assets - value in use	R$ 26,543,428	R$ 23,058,697
Intangible assets - discount rate	12.20%	14.91%
Intangible assets - perpetuity growth rate	3.55%	3.50%
Goodwill [Member] | Smiles S.A. ("Smiles") [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets - book values	R$ 216,921	R$ 216,921
Intangible assets - book value - UGC	161,669	602,740
Intangible assets - value in use	R$ 6,061,994	R$ 7,005,622
Intangible assets - discount rate	12.07%	16.95%
Intangible assets - perpetuity growth rate	3.55%	3.50%
Airport Operation Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets - book values	R$ 1,038,900	R$ 1,038,900
Intangible assets - book value - UGC	3,615,949	1,038,900
Intangible assets - value in use	R$ 21,373,789	R$ 15,158,551
Intangible assets - discount rate	12.85%	13.94%
Intangible assets - perpetuity growth rate	3.53%	3.50%